9. Commitments (Details)	6 Months Ended	12 Months Ended
	Oct. 31, 2016	Apr. 30, 2016
License Agreement and Commitment, Description	the Company agreed to pay a monthly base fee of up to £4,750, depending on the service provided, and 15% commission fee for all revenues including a minimum revenue base of £140,000 in the first year and £100,000 in subsequent years.	the Company agreed to pay a monthly base fee of up to £4,750, depending on the service provided, and 15% commission fee for all revenues including a minimum revenue base of £140,000 in the first year and £100,000 in subsequent years.
Consultant
License Agreement and Commitment, Description	Pursuant to the agreements, each consultant is to be compensated by the following: i) 10% commission on all net revenues derived by the Company through the consultant in the first year ii) 5% commission on all net revenues derived by the Company through the consultant in year two and three iii) 180,000 common shares payable on the date of the agreement (see Note 8(d)) iv) 180,000 common shares payable on February 26, 2016 (see Note 10(c)) v) 180,000 common shares payable on August 26, 2017 (see Note 10(c)) vi) 180,000 common shares payable on February 26, 2018. (see Note 10(c)) Either party may terminate the agreement by providing written thirty days notice.